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Form 13F Report for the Calendar Year or Quarter Ended: 3/31/2008

Check here if Amendment [ ]; Amendment Number: _____

   This Amendment (check only one): [ ] is a restatement
                                    [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    Horizon Bancorp
Address: 515 Franklin Square
         Michigan City, IN 46360

Form 13F File Number 28-6479

Person Signing this Report on Behalf of Reporting Manager:

Name:  James H. Foglesong
Title: Chief Financial Officer
Phone: 219-873-2608

Signature, Place, and Date of Signing:


/s/ James H. Foglesong, Chief Financial Officer   Michigan City, IN   5/5/2008
-----------------------------------------------   -----------------   ----------
                                                  Place               Date

Report Type (check only one):

[X] 13F Holdings Report

[ ] 13F Notice

[ ] 13F Combination Report

List of Other Managers Reporting for this Manager: Horizon Trust & Investment Management

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Report Summary:

Number of Other Included Managers:                     1
Form 13F Information Table Entry Total:               55
Form 13F Information Table Value Total:   $66,931,042.00

List of Other Included Managers: Horizon Trust & Investment Management

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
                                                                       INVESTMENT DIRECTION (6)
                                                                      --------------------------   OTHER     VOTING AUTHORITY (8)
                             TYPE                           SHARES/PV            SHARED-  SHARED MANAGERS --------------------------
     NAME OF ISSUER (1)       (2)  CUSIP (3)   MARKET (4)      (5)       SOLE    DEFINED  -OTHER    (7)      SOLE   SHARED    NONE
     ------------------     ------ --------- -------------- --------- --------- --------- ------ -------- --------- ------ ---------
Aflac Inc.                  Equity 1055102           784271     12075      6863      5212     0                3636      0      8439
AT & T Inc                  Equity 00206R102         660713     17251         0     17251     0                4512      0     12739
Altria Group, Inc.          Equity 02209S103         538281      7396         0      7396     0                 850      0      6546
American Express Company    Equity 25816109          481051     11003      1218      9785     0                   0      0     11003
Ametek Inc                  Equity 31100100          672701     15320         0     15320     0                   0      0     15320
BP Amoco PLC, ADR's         Equity 55622104         1383487     22811         0     22811     0                 800      0     22011
Bank America Corp           Equity 60505104          752324     19845      8174     11671     0                4855      0     14990
Barr Pharmaceuticals Inc    Equity 68306109          409234      8471      4682      3789     0                2605      0      5866
Berkshire Hathaway Inc Del
   Cl A                     Equity 84670108          266800         2         0         2     0                   0      0         2
Berkshire Hathaway, Inc.
   Cl B                     Equity 84670207          527802       118        20        98     0                  33      0        85
Caterpillar Inc             Equity 149123101         369529      4720      2519      2201     0                1436      0      3284
Chevron Corporation         Equity 166764100         910535     10667      4017      6650     0                3435      0      7232
Cisco Systems Inc           Equity 17275R102         292212     12130      6512      5618     0                3859      0      8271
Coca-Cola Company           Equity 191216100         225280      3701         0      3701     0                1500      0      2201
Conagra Inc                 Equity 205887102         280455     11710      6620      5090     0                3797      0      7913
DFA Five-Year Global Fixed
   Income #24               Equity 233203884        6511140    601769    377835    223934     0              130198   4204    467367
Directv Group Inc           Equity 25459L106         252585     10189      5482      4707     0                3286      0      6903
Du Pont DE Nemours          Equity 263534109         367767      7865      2848      5017     0                2507      0      5358
Exxon Mobil Corp            Equity 30231G102        1126521     13319       800     12519     0                1500      0     11819
General Electric Company    Equity 369604103        1043645     28199      8036     20163     0               12241      0     15958
Hubbell Inc Cl B            Equity 443510201         239203      5475         0      5475     0                   0      0      5475
International Business
   Machines Corp            Equity 459200101         662976      5758      2279      3479     0                1334      0      4424
Ishares Goldman Sachs Tech
   I                        Equity 464287549        1423808     28083     15488     12595     0                8959      0     19124
Johnson & Johnson           Equity 478160104         740751     11419      4176      7243     0                5067      0      6352
Johnson Controls Inc        Equity 478366107         339555     10046      5494      4552     0                3467      0      6579
L-3 Communications
   Holdings, Inc.           Equity 502424104         695184      6358      2966      3392     0                2193      0      4165
Laboratory Corp of Amer
   Hldgs                    Equity 50540R409         514507      6983      3996      2987     0                2144      0      4839
Marathon Oil Corp           Equity 565849106         538080     11800      6446      5354     0                3765      0      8035
Microsoft Corporation       Equity 594918104         394510     13901      6399      7502     0                3615      0     10286
Omnicom Group Inc           Equity 681919106         375177      8492      4465      4027     0                2757      0      5735
Paychex, Inc                Equity 704326107         334275      9757      5357      4400     0                3164      0      6593
Pepsico Inc                 Equity 713448108         567925      7866      3078      4788     0                3771      0      4095
Royal Dutch Shell PLC-ADR A Equity 780259206         217287      3150         0      3150     0                 200      0      2950
Energy Select Sector SPDR   Equity 81369Y506        1291236     17435     10218      7217     0                5393      0     12042
Utilities Select Sector
   SPDR                     Equity 81369Y886         724237     19089     10099      8990     0                5832      0     13257
TJX Companies, Inc.         Equity 872540109         399320     12075      6849      5226     0                3802      0      8273
Unitedhealth Group Inc.     Equity 91324P102         293366      8538      4745      3793     0                2876      0      5662
Vanguard GNMA #536 -
   Admiral Class            Equity 922031794       17334144   1655601    857585    798016     0              378420  11699   1265482
Vanguard Consumer
   Discretionary ETF        Equity 92204A108         324490      6629      3653      2976     0                2057      0      4572
Vanguard Consumer Staples
   ETF                      Equity 92204A207         866318     12590      7562      5028     0                3996      0      8594
Vanguard Financial ETF      Equity 92204A405         725067     15845      9190      6655     0                4914      0     10931

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
Vanguard Health Care ETF    Equity 92204A504         645196     12035      7130      4905     0                3549      0      8486
Vanguard Industrials ETF    Equity 92204A603         682254      9872      5827      4045     0                3133      0      6739
Vanguard Materials ETF      Equity 92204A801         509045      5993      3413      2580     0                1849      0      4144
Vanguard Telecom Service
   ETF                      Equity 92204A884         562118      9084      5265      3819     0                2809      0      6275
Wachovia Corp               Equity 929903102         388125     14375      7446      6929     0                4403      0      9972
Wal-Mart Stores Inc         Equity 931142103         532437     10107      4625      5482     0                3137      0      6970
Walgreen CO                 Equity 931422109         547810     14382      4265     10117     0                2916      0     11466
Wells Fargo & CO New        Equity 949746101        1080861     37143     12086     25057     0               10890      0     26253
Whirlpool Corp              Equity 963320106         427565      4927       105      4822     0                   0      0      4927
Accenture Ltd.              Equity G1150G111         280094      7964      4502      3462     0                2457      0      5507
OpenTV Corp                 Equity G67543101          22788     19312         0     19312     0               19312      0         0
Robert T. Phillips,
   Professional Consultant  Equity PHILLIPS        14395000   1000000         0   1000000     0             1000000      0   1000000
                                             -------------- --------- --------- ---------   ---           --------- ------ ---------
                                             $66,931,042.00 3,840,645 1,460,335 2,380,310     0           1,683,231 15,903 3,141,511
                                             ============== ========= ========= =========   ===           ========= ====== =========